Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Exchange ratio	0.18048%
Realized foreign currency transaction losses	$ 100,000	$ 700,000
Unrealized foreign currency transaction losses	100,000	700,000
Cash equivalents	0	0
Restricted investments	$ 76,000	74,000
Percentage of tax benefit to be realized for recognition in the income statement	50.00%
Transaction costs as part of reverse recapitalization and pipe financing	$ 11,300,000
Transaction costs related to issuance of notes	800,000
Deferred transaction costs	0	0
Research and development investment tax credits	1,100,000	$ 1,400,000
Other Assets
Summary of Significant Accounting Policies [Line Items]
Restricted investments	$ 70,000
ASU-2019-12
Summary of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Nov. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect	true
ASU 2020-06
Summary of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Nov. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect	true
ASU 2021-10
Summary of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Nov. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect	true